Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Cash flows from operating activities:
Net loss	$ (26,071)	$ (34,624,180)	$ (48,563)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense		8,082
Impairment of digital assets		36,201,740
Amortization expense		50,250
Change in fair value of digital assets - restricted		46,116
Change in fair value of related party demand notes		(46,116)
Change in fair value of warrant liabilities		(2,185,000)
Staking revenue from digital assets		(1,570)
Changes in operating assets and liabilities:
Digital assets receivable - related party		(61,468)
Prepaid insurance		79,855
Accounts payable		12,378
Accounts payable - related party	26,071	340,000
Accrued expenses		98,233
Net cash provided by operating activities		(81,680)
Cash flows from financing activities:
Proceeds from issuance of demand notes - related party		67,000
Merger and PIPE financing		18,852,116
Net cash provided by financing activities		18,919,116
Net change in cash		18,837,436
Cash - beginning of period		18,708
Cash - end of period		18,856,144	18,708
Supplemental disclosures of noncash investing and financing activities:
Contribution of intangible asset	502,500
Loan of digital assets and issuance of related party demand notes
Receivable from stockholders for Class B common stock issuance	300,000
Contribution of digital intangible assets		249,120,581
Assumption of warrant liabilities		6,900,000
Assumption of convertible demand notes payable - sponsors		5,883,986
Transaction costs in accounts payable and accrued liabilities		3,481,156
Capitalized software costs included in accounts payable		200,000
Previously Reported [Member]
Cash flows from operating activities:
Net loss			(48,563)
Changes in operating assets and liabilities:
Accounts payable - related party			29,663
Accrued expenses			18,900
Net cash provided by operating activities
Cash flows from investing activities:
Net cash used in investing activities
Cash flows from financing activities:
Net cash provided by financing activities
Net change in cash
Cash - beginning of period
Cash - end of period